Commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2023
Commitments, contingent liabilities and contingent assets
Schedule of commitments

	2023	2022	2021
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	1,368	502	388

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	10,971	1,256	3,798	1,764	4,153
Future potential revenue milestone payments	20,195	43	491	2,400	17,261